                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 2, 2011
                                      FOR
                     HARTFORD SELECT LEADERS LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2010. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2010)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.54%              1.61%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2010)

                                                   DISTRIBUTION
                                                      AND/OR                             ACQUIRED
                                                     SERVICE                            FUND FEES
                                  MANAGEMENT         (12B-1)            OTHER              AND
UNDERLYING FUND:                     FEES              FEES            EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Dividend Growth
  Fund -- Series II                  0.500%            0.250%            0.320%               N/A
 Invesco V.I. High Yield --
  Series I                           0.630%               N/A            0.460%               N/A
 Invesco V.I. Select
  Dimensions Equally-Weighted
  S&P 500 Fund - - Series II         0.120%            0.250%            0.370%               N/A
 Invesco Van Kampen V.I.
  Equity and Income Fund --
  Series II                          0.400%            0.250%            0.310%               N/A
 Invesco Van Kampen V.I.
  Growth and Income Fund --
  Series II                          0.560%            0.250%            0.290%               N/A
 Invesco Van Kampen V.I. U.S.
  Mid Cap Value Fund --
  Series I                           0.720%               N/A            0.320%               N/A
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Global Growth
  Fund -- Class 2                    0.530%            0.250%            0.030%               N/A
 American Funds Global Small
  Capitalization Fund --
  Class 2                            0.710%            0.250%            0.040%               N/A
 American Funds Growth Fund
  --Class 2                          0.320%            0.250%            0.020%               N/A
 American Funds Growth-Income
  Fund -- Class 2                    0.270%            0.250%            0.020%               N/A
 American Funds International
  Fund -- Class 2                    0.490%            0.250%            0.040%               N/A
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap
  Growth Securities Fund --
  Class 2                            0.510%            0.250%            0.290%            0.010%
 Franklin Strategic Income
  Securities Fund -- Class 1         0.340%               N/A            0.250%               N/A
 Mutual Shares Securities
  Fund --Class 2                     0.600%            0.250%            0.140%               N/A
 Templeton Developing Markets
  Securities Fund -- Class 1         1.240%               N/A            0.260%            0.010%
 Templeton Growth Securities
  Fund -- Class 2                    0.740%            0.250%            0.030%               N/A
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series --
  Initial Class                      0.750%               N/A            0.260%               N/A
 MFS(R) Growth Series --
  Initial Class                      0.750%               N/A            0.100%               N/A
 MFS(R) Investors Growth
  Stock Series -- Initial
  Class                              0.750%               N/A            0.120%               N/A

                                                   CONTRACTUAL
                                    TOTAL           FEE WAIVER          TOTAL ANNUAL
                                    ANNUAL            AND/OR           FUND OPERATING
                                  OPERATING          EXPENSE           EXPENSES AFTER
UNDERLYING FUND:                   EXPENSES       REIMBURSEMENT          FEE WAIVER
-----------------------------  -----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Dividend Growth
  Fund -- Series II                  1.070%            0.150%            0.920%  (1)(3)
 Invesco V.I. High Yield --
  Series I                           1.090%            0.290%            0.800%  (1)(4)
 Invesco V.I. Select
  Dimensions Equally-Weighted
  S&P 500 Fund - - Series II         0.740%            0.120%            0.620%  (3)(5)
 Invesco Van Kampen V.I.
  Equity and Income Fund --
  Series II                          0.960%            0.010%            0.950%  (1)(2)(3)
 Invesco Van Kampen V.I.
  Growth and Income Fund --
  Series II                          1.100%            0.230%            0.870%  (3)(5)
 Invesco Van Kampen V.I. U.S.
  Mid Cap Value Fund --
  Series I                           1.040%               N/A            1.040%  (4)(5)
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Global Growth
  Fund -- Class 2                    0.810%               N/A            0.810%
 American Funds Global Small
  Capitalization Fund --
  Class 2                            1.000%               N/A            1.000%
 American Funds Growth Fund
  --Class 2                          0.590%               N/A            0.590%
 American Funds Growth-Income
  Fund -- Class 2                    0.540%               N/A            0.540%
 American Funds International
  Fund -- Class 2                    0.780%               N/A            0.780%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap
  Growth Securities Fund --
  Class 2                            1.060%            0.010%            1.050%  (6)
 Franklin Strategic Income
  Securities Fund -- Class 1         0.590%               N/A            0.590%
 Mutual Shares Securities
  Fund --Class 2                     0.990%               N/A            0.990%
 Templeton Developing Markets
  Securities Fund -- Class 1         1.510%            0.258%            1.253%  (6)
 Templeton Growth Securities
  Fund -- Class 2                    1.020%               N/A            1.020%  (7)
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series --
  Initial Class                      1.010%            0.110%            0.900%  (8)
 MFS(R) Growth Series --
  Initial Class                      0.850%               N/A            0.850%
 MFS(R) Investors Growth
  Stock Series -- Initial
  Class                              0.870%               N/A            0.870%  (9)

                                                   DISTRIBUTION
                                                      AND/OR                             ACQUIRED
                                                     SERVICE                            FUND FEES
                                  MANAGEMENT         (12B-1)            OTHER              AND
UNDERLYING FUND:                     FEES              FEES            EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust
  Series --Initial Class             0.750%               N/A            0.080%               N/A
 MFS(R) Total Return Series
  --Initial Class                    0.750%               N/A            0.060%               N/A
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Flexible
  Income Portfolio -- Class Y        0.320%            0.250%            0.580%               N/A
 Morgan Stanley -- Focus
  Growth Portfolio -- Class Y        0.540%            0.250%            0.210%               N/A
 Morgan Stanley -- Global
  Infrastructure Portfolio --
  Class Y                            0.570%            0.250%            0.360%               N/A
 Morgan Stanley -- Growth
  Portfolio -- Class Y               0.500%            0.250%            0.390%               N/A
 Morgan Stanley -- Mid Cap
  Growth Portfolio -- Class Y        0.420%            0.250%            0.370%               N/A
 Morgan Stanley -- Money
  Market Portfolio -- Class Y        0.450%            0.250%            0.140%               N/A
 Morgan Stanley -- Multi Cap
  Growth Portfolio -- Class Y        0.670%            0.250%            0.410%               N/A
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Core Plus Fixed Income
  Portfolio -- Class I               0.380%               N/A            0.390%               N/A
 UIF Emerging Markets Debt
  Portfolio -- Class I               0.750%               N/A            0.330%               N/A
 UIF Emerging Markets Equity
  Portfolio -- Class I               1.220%               N/A            0.390%               N/A

                                                   CONTRACTUAL
                                    TOTAL           FEE WAIVER          TOTAL ANNUAL
                                    ANNUAL            AND/OR           FUND OPERATING
                                  OPERATING          EXPENSE           EXPENSES AFTER
UNDERLYING FUND:                   EXPENSES       REIMBURSEMENT          FEE WAIVER
-----------------------------  -----------------------------------------------------------
 MFS(R) Investors Trust
  Series --Initial Class             0.830%               N/A            0.830%
 MFS(R) Total Return Series
  --Initial Class                    0.810%            0.040%            0.770%  (10)
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Flexible
  Income Portfolio -- Class Y        1.150%               N/A            1.150%
 Morgan Stanley -- Focus
  Growth Portfolio -- Class Y        1.000%               N/A            1.000%
 Morgan Stanley -- Global
  Infrastructure Portfolio --
  Class Y                            1.180%               N/A            1.180%
 Morgan Stanley -- Growth
  Portfolio -- Class Y               1.140%               N/A            1.140%
 Morgan Stanley -- Mid Cap
  Growth Portfolio -- Class Y        1.040%               N/A            1.040%
 Morgan Stanley -- Money
  Market Portfolio -- Class Y        0.840%               N/A            0.840%  (11)
 Morgan Stanley -- Multi Cap
  Growth Portfolio -- Class Y        1.330%               N/A            1.330%
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Core Plus Fixed Income
  Portfolio -- Class I               0.770%               N/A            0.770%  (12)
 UIF Emerging Markets Debt
  Portfolio -- Class I               1.080%               N/A            1.080%  (12)
 UIF Emerging Markets Equity
  Portfolio -- Class I               1.610%               N/A            1.610%  (12)

NOTES

(1) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund.

(2) The Distributor has contractually agreed, through at least June 30, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(3) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.45% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.92% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.85% of average daily net assets for Invesco V.I. Government Securities Fund, to 1.36% of average daily net assets for Invesco V.I. International Growth Fund, to 0.62% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 1.09% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.75% of average daily net assets for Invesco Van Kampen Equity and Income Fund , to 0.87% of average daily net assets for Invesco Van Kampen V.I. Comstock and Invesco Van Kampen V.I. Growth and Income, to 1.23% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Growth Fund, to 1.28% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value.

(4) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.30% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.67% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.60% of average daily net assets for Invesco V.I. Government Securities Fund, to 0.80% of average daily net assets for Invesco V.I. High Yield Fund, to 1.11% of average daily net assets for Invesco V.I. International Growth Fund, to 0.37% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 0.84% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.70% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value Fund.

(5) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.

(6) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.

(7)  The Fund administration fee is paid indirectly through the management fee.

(8) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity) such that "Total Annual Fund Operating Expenses" do not exceed: 0.90% of the fund's average daily net assets annually for MFS Core Equity Series -- Initial Class; 1.10% of the fund's average daily net assets annually for MFS Research International Series -- Initial Class; and 0.80% of the fund's average daily net assets annually for MFS Strategic Income -- Initial Class. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

(9) The annual fund operating expenses shown in "Fees and Expenses" are based on expenses reported during the fund's most recently completed fiscal year expressed as a percentage of the fund's average net assets during the period. They have been adjusted to reflect annualized expenses, but have not been adjusted to reflect the fund's current asset size. The fund's annual operating expenses will likely vary from year to year. In general, a fund's annual operating expenses, expressed as a percentage of the fund's assets, increase as the fund's assets decrease. In the "Example," dividends and other distributions are assumed to be reinvested.

(10) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

(11) The Portfolio's Distributor, its "Investment Adviser," Morgan Stanley Investment Advisors Inc., and its administrator are currently waiving all or a portion of the Portfolio's Fund's distribution fee, advisory fee and administration fee and/or reimbursing other expenses to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

(12) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed the below expense caps. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

PORTFOLIO NAME                                                    EXPENSE CAP
--------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio -- Class I                       0.70%
UIF Emerging Markets Debt Portfolio -- Class I                        1.30%
UIF Emerging Markets Equity Portfolio -- Class I                      1.60%
UIF Emerging Markets Equity Portfolio -- Class II                     1.65%
UIF Global Franchise Portfolio -- Class II                            1.20%
UIF Mid Cap Growth Portfolio -- Class II                              1.15%
UIF Small Company Growth Portfolio -- Class II                        1.25%
UIF U.S. Real Estate Portfolio -- Class II                            1.35%

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Dividend Growth Fund --    Provide reasonable current income and        Invesco Advisers, Inc.
  Series II                              long-term growth of income and capital
 Invesco V.I. High Yield -- Series I     Total return, comprised of current income    Invesco Advisers, Inc.
                                         and capital appreciation
 Invesco V.I. Select Dimensions          Seeks to achieve a high level of total       Invesco Advisers, Inc.
  Equally-Weighted S&P 500 Fund --       return on its assets through a combination
  Series II                              of capital appreciation and current income
 Invesco Van Kampen V.I. Equity and      Capital appreciation and current income      Invesco Advisers, Inc.
  Income Fund -- Series II
 Invesco Van Kampen V.I. Growth and      Seeks to provide long-term growth of         Invesco Advisers, Inc.
  Income Fund -- Series II               capital and income primarily through
                                         investments in common stocks
 Invesco Van Kampen V.I. U.S. Mid Cap    Above-average total return over a market     Invesco Advisers, Inc.
  Value Fund -- Series I                 cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located around the world.
 American Funds Global Small             Seeks growth of capital over time by         Capital Research and Management Company
  Capitalization Fund -- Class 2         investing primarily in stocks of smaller
                                         companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to invest in a wide range of           Capital Research and Management Company
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 American Funds Growth-Income Fund --    Seeks capital growth and income over time    Capital Research and Management Company
  Class 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.
 American Funds International Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth           Seeks long-term capital growth               Franklin Advisers, Inc.
  Securities Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 Templeton Developing Markets            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  Securities Fund -- Class 1
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial    Seeks capital appreciation                   MFS Investment Management
  Class+
 MFS(R) Growth Series -- Initial Class   Seeks capital appreciation                   MFS Investment Management
 MFS(R) Investors Growth Stock Series    Seeks capital appreciation                   MFS Investment Management
  -- Initial Class
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income       Seeks, as a primary objective, to provide a  Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y                   high level of current income and, as a
                                         secondary objective, to maximize total
                                         return, but only to the extent consistent
                                         with its primary objective
 Morgan Stanley -- Focus Growth          Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y
 Morgan Stanley -- Global                Seeks both capital appreciation and current  Morgan Stanley Investment Advisors Inc.
  Infrastructure Portfolio -- Class Y+   income                                       Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited and Morgan Stanley
                                                                                      Investment Management Company
 Morgan Stanley -- Growth Portfolio --   Seeks long term growth of capital            Morgan Stanley Investment Advisors Inc.
  Class Y (1)
 Morgan Stanley -- Mid Cap Growth        Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y
 Morgan Stanley -- Money Market          Seeks high current income, preservation of   Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y                   capital and liquidity
 Morgan Stanley -- Multi Cap Growth      Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class Y (2)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Core Plus Fixed Income Portfolio    Seeks above-average total return over a      Morgan Stanley Investment Management Inc.
  -- Class I                             market cycle of three to five years by
                                         investing primarily in a diversified
                                         portfolio of fixed income securities
 UIF Emerging Markets Debt Portfolio --  Seeks high total return by investing         Morgan Stanley Investment Management Inc.
  Class I                                primarily in fixed income securities of
                                         government and government-related issuers
                                         and, to a lesser extent, of corporate
                                         issuers in emerging market countries
 UIF Emerging Markets Equity Portfolio   Seeks long-term capital appreciation by      Morgan Stanley Investment Management Inc.
  -- Class I                             investing primarily in growth-oriented       Sub-advised by Morgan Stanley Investment
                                         equity securities of issuers in emerging     Management Company and Morgan Stanley
                                         market countries                             Investment Management Limited

+     Closed to new and subsequent Premium Payments and transfers of Contract
      Value.

NOTES

(1)  Formerly Morgan Stanley -- Capital Growth Portfolio -- Class Y

(2)  Formerly Morgan Stanley -- Capital Opportunities Portfolio -- Class Y

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2010, revenue sharing (administrative service payments and/or Rule 12b 1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5,168,525 (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4. SAFE HAVEN PROGRAM

The following replaces the "Safe Haven Program" section under the OTHER BENEFITS section of the prospectus:

SAFE HAVEN PROGRAM

If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. Then investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you and your beneficiary. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.

5. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5.6 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $900 thousand in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

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6. DEATH BENEFITS AND POLICY VALUES

The following is added to the "Death Benefits and Policy Values" section of the prospectus:

VALID DEATH CLAIMS: The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

7. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

HV-8095

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